INCORPORATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2021
General Information About Financial Statements [Abstract]
INCORPORATION AND PRINCIPAL ACTIVITIES	INCORPORATION AND PRINCIPAL ACTIVITIES
General

Arrival (the “Company” or the “Group” if together with its subsidiaries, previously named Arrival Group S.A.) was incorporated in Luxembourg on October 27, 2020 as a Société Anonyme for an unlimited period. The Company has its registered address at 60A, rue des Bruyères, L-1274 Howald, Luxembourg and is registered at the Luxembourg Commercial Register under number R.C.S Luxembourg n° B248209. The Company is a subsidiary of Kinetik S.à r.l. (“Kinetik”), a company with a registered address at 60A, rue des Bruyères, L-1274 Howald, Luxembourg and is registered at the Luxembourg Commercial Register under number R.C.S Luxembourg n° 191311, which is the majority shareholder of the Group. The largest group in which the results of the Company are consolidated is that headed by Kinetik.

Principal activities

The Group’s principal activity is the research & development (“R&D”) and design of electric commercial vehicles, electric vehicle components, robotic manufacturing processes for electric vehicles and associated software. The Group’s main operations are in the United Kingdom, United States and Russia.

The Merger

On November 18, 2020 the Company entered into a business combination agreement (Merger agreement) with CIIG Merger Corp. (“CIIG”) for the transfer of the shareholding in CIIG to Arrival.

CIIG was a Delaware special purpose acquisition company founded in 2019 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. CIIG’s units, Class A common stock and warrants traded on the NASDAQ prior to its merger with Arrival.

In line with the terms of the arrangement, on conclusion of the transaction, on March 24, 2021, the Shareholders of CIIG exchanged their shareholding in CIIG for new shares issued in Arrival where one share in CIIG would be exchanged for one share in Arrival. As a result of this transaction, all the shareholding in CIIG is transferred to Arrival and CIIG is merged with Arrival, with Arrival being the resultant entity listed on NASDAQ. Arrival trades under ticker symbol “ARVL”.

The transaction was accounted for as a reverse merger in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Refer to note 22 for accounting for reverse merger with CIIG. Under this method of accounting, Arrival is treated as the “acquirer” company. This determination was primarily based on Arrival comprising the ongoing operations of the newly merger Group, Arrival’s majority senior management comprising the senior management of the Company, and the CIIG Merger Corp pre-combination shareholders have a minority interest. As described in note 8, the shareholders of CIIG Merger Corp. have contributed their shares of the company to Arrival in exchange for shares in the Company on March 24, 2021.